Assets Held for Sale (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net sales	$ 144,600,000	$ 116,922,000	$ 118,039,000	$ 110,518,000	$ 123,550,000	$ 118,432,000	$ 125,237,000	$ 111,480,000	$ 490,079,000	$ 478,699,000	$ 450,816,000
Aclara Technologies Llc [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax									(62,100,000)	19,500,000	22,900,000
Net sales									184,500,000	209,700,000	242,900,000
Goodwill, Impairment Loss	48,000,000
Goodwill at fair value	$ 58,000,000								$ 58,000,000